Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource
#: 1
	$ 758,350	Fees	UNITED STATES		Government of the United States of America		Gold [Member]
#: 2
	218,048	Taxes	UNITED STATES	snj:US-NV	State of Nevada		Gold [Member]
#: 3
	352,453	Fees	UNITED STATES	snj:US-NV	State of Nevada		Gold [Member]
#: 4
	291,407	Taxes	UNITED STATES	snj:US-CA	Humboldt County		Gold [Member]
#: 5
	108,793	Taxes	UNITED STATES	snj:US-CA	Eureka County		Gold [Member]
#: 6
	515,321	Fees	UNITED STATES			McCoy-Cove Mine	Gold [Member]
#: 7
	133,493	Taxes	UNITED STATES			Ruby Hill Mine	Gold [Member]
#: 8
	253,711	Fees	UNITED STATES			Ruby Hill Mine	Gold [Member]
#: 9
	163,800	Taxes	UNITED STATES			Granite Creek Mine	Gold [Member]
#: 10
	72,030	Fees	UNITED STATES			Granite Creek Mine	Gold [Member]
#: 11
	1,431	Taxes	UNITED STATES			iaux:FADProjectMember	Gold [Member]
#: 12
	33,084	Fees	UNITED STATES			FAD Project	Gold [Member]
#: 13
	192,000	Taxes	UNITED STATES			Lone Tree Mine	Gold [Member]
#: 14
	189,905	Fees	UNITED STATES			Lone Tree Mine	Gold [Member]
#: 15
	$ 62,435	Fees	UNITED STATES			Argenta Mine	Gold [Member]